FINANCIAL INSTRUMENTS - Interest Rate Risk Management (Details) - Fixed interest rate $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) derivative
Minimum
Disclosure of financial instruments by type of interest rate [line items]
Borrowings, interest rate	1.50%
Maximum
Disclosure of financial instruments by type of interest rate [line items]
Borrowings, interest rate	1.75%
Interest rate SWAP
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) on hedge ineffectiveness recognized in other comprehensive income	$ 132	$ (132)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 837	(127)
Loss on discontinuation of hedge accounting		$ 605
Number of derivative instruments designated as hedging | derivative		3
Number of interest rate swap transactions | derivative		4